EQ ADVISORS TRUST

1290 Avenue of the Americas

New York, New York 10104

April 11, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 1 to the Registration Statement on Form N-14

of EQ Advisors Trust (File No. 333-194194)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, EQ Advisors Trust (the “Trust”) hereby certifies that the forms of combined proxy statement/prospectus and statement of additional information for the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from the Combined Proxy Statement/Prospectus and Statement of Additional Information, each dated March 31, 2014, contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 under the Securities Act, the text of which was filed electronically with the U.S. Securities and Exchange Commission on March 31, 2014 via EDGAR, accession number 0001193125-14-124252.

If you have any questions or comments concerning the foregoing, please call the undersigned at (212) 314-2707.

Sincerely,

EQ ADVISORS TRUST

By:	/s/ Gariel Nahoum
Name:	Gariel Nahoum
Title:	Vice President and Assistant Secretary